Investments in Associates and Joint Ventures - Additional Information (Details) $ / shares in Units, £ in Millions, $ in Millions					1 Months Ended		12 Months Ended				13 Months Ended	14 Months Ended
	Jan. 24, 2024 GBP (£) shares	Jan. 24, 2024 CAD ($) $ / shares shares	Jul. 24, 2023	Mar. 11, 2021 GBP (£)	Nov. 30, 2023 GBP (£)	Nov. 30, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020	Feb. 28, 2025 tranche shares	Feb. 28, 2025 tranche	Nov. 30, 2022 GBP (£)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures							£ 1,970	£ 2,020
Investments held at fair value							£ 118	121
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of voting			60.00%
Charlotte's Web Holdings, Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments held at fair value													£ 48
Investment term							7 years
Potential proportion ownership interest							19.90%
Associates and JVs
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate							£ 559	438	£ 392
Investments in associates and joint ventures							1,970	2,020	£ 1,948
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate							£ 545	£ 427
Ownership interest in associates							29.02%	29.19%	29.38%	29.42%
Organigram Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates							19.00%
Acquisition percentage				19.90%			18.79%	19.40%
Impairment loss recognised in profit or loss							£ 36	£ 65
Impairment loss, net of tax							34	59
Investments in associates and joint ventures							£ 30	73
Purchase of interests in investments accounted for using equity method								£ 4
Organigram Inc. | Major purchases of assets [member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration paid	£ 24	$ 42
Shares acquired (in shares) | shares	12,893,175	12,893,175
Price per share (CAD per share) | $ / shares		$ 3.22
Organigram Inc. | Forecast
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates												45.00%
Purchase of interests in investments accounted for using equity method					£ 74	$ 125
Shares acquired (in shares) | shares											25,786,350
Number of tranches | tranche											2	3
Proportion of voting rights held in associate												30.00%
Organigram Inc. | Intangible assets other than goodwill
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Fair value of net assets acquired				£ 49
Organigram Inc. | Goodwill
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Fair value of net assets acquired				£ 30